Long-term investments	9 Months Ended
Sep. 30, 2026
Investments, Debt and Equity Securities [Abstract]
Long-term investments
8. Long-term investments:

	September 30, 2026	December 31, 2025
Cespira Canada LP	$20,228	$19,385
Cespira Sweden AB	25,856	23,329
	$46,084	$42,714
During the three and nine months ended September 30, 2026, the Company recognized its share of Cespira's losses of $166 and $2,830, respectively as a loss from investment accounted for by the equity method (three and nine months ended September 30, 2025 - $3,197 and $10,767).
During the three and nine months ended September 30, 2026, the Company contributed additional capital of $2,763 and $9,127, respectively, into Cespira (three and nine months ended September 30, 2025 - $10,997 and $19,868, respectively).
8. Long-term investments (continued):
The carrying amount and maximum exposure to losses relating to Cespira were as follows:

	September 30, 2026
	Carrying amount	Maximum exposure to loss
Equity method investment in Cespira	$46,084	$46,084
Accounts receivable due from Cespira	203	203

Combined assets, liabilities, revenue and expenses of Cespira, are as follows:

	September 30,	December 31,
	2026	2025
Current assets:
Cash and cash equivalents	$18,140	$14,869
Accounts receivable	19,328	18,718
Inventories	11,394	11,566
Prepaid expenses	1,371	1,157
	50,233	46,310
Property, plant and equipment and right-of-use assets	44,617	46,352
Intangible assets and goodwill	6,886	7,516
Other long-term assets	14,628	17,139
Total assets	$116,364	$117,317
Current liabilities:
Accounts payable	$15,585	$20,810
Current portion of provisions	2,107	2,519
Other current liabilities	5,628	6,266
	23,320	29,595
Long-term portion of provisions	2,213	1,618
Onerous contract provisions	1,232	2,890
Total liabilities	26,765	34,103
Net assets	$89,599	$83,214
8. Long-term investments (continued):

	Three Months Ended September 30,		Nine Months Ended September 30,
	2026	2025	2026	2025
Product revenue	$20,683	$11,184	$54,820	$29,634
Aftermarket revenue	4,888	3,589	14,678	9,308
Service revenue	2,676	4,555	8,069	9,205
	$28,247	$19,328	$77,567	$48,147
Cost of revenue	24,558	20,364	68,488	50,594
Gross profit	3,689	(1,036)	9,079	(2,447)
Operating expenses:
Research and development	1,095	1,135	3,757	6,025
General and administrative	2,248	2,410	7,481	7,829
Sales and marketing	1,108	357	1,990	975
Foreign exchange (gain) loss	(1,051)	147	(1,500)	59
Depreciation and amortization	741	833	2,514	2,423
	4,141	4,882	14,242	17,311
Loss from operations	(452)	(5,918)	(5,163)	(19,758)
Interest income, net of bank charges	342	(71)	323	(39)
Loss before income taxes	(110)	(5,989)	(4,840)	(19,797)
Income tax (recovery) expense	191	45	359	(19)
Net loss	$(301)	$(6,034)	$(5,199)	$(19,778)